UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4672

Name of Registrant:	Vanguard Convertible Securities Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1:	Schedule of Investments

Vanguard Convertible Securities Fund

Schedule of Investments

As of August 31, 2008

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Convertible Bonds (84.4%)
Consumer Discretionary (5.2%)
[1]	American Real Estate	4.000%	8/15/13	4,995	3,596
	Ford Motor Co.	4.250%	12/15/36	17,880	11,778
	General Motors Corp.	6.250%	7/15/33	629	7,154
[1]	Iconix Brand Group	1.875%	6/30/12	8,640	6,588
	Interpublic	4.250%	3/15/23	15,000	15,619
	Liberty Media LLC	3.500%	1/15/31	4,570	2,314
[1]	Stewart Enterprises	3.125%	7/15/14	4,245	4,484
					51,533
Consumer Staples (3.5%)
[1]	Archer-Daniels-Midland Co.	0.875%	2/15/14	9,615	8,762
	Archer-Daniels-Midland Co.	0.875%	2/15/14	4,775	4,351
	Chattem Inc.	1.625%	5/1/14	6,960	7,682
	Molson Coors Brewing Co.	2.500%	7/30/13	7,835	8,824
	Smithfield Foods Inc.	4.000%	6/30/13	3,940	4,487
					34,106
Energy (20.0%)
	Bill Barrett Corp.	5.000%	3/15/28	8,715	8,595
	Bristow Group	3.000%	6/15/15	6,385	6,066
	Carrizo Oil & Gas	4.375%	6/1/28	13,960	12,355
	Chesapeake Energy Corp.	2.250%	12/15/38	30,485	28,580
	Goodrrich Petroleum Corp.	3.250%	12/1/26	9,325	10,327
	Hercules Offshore LLC	3.375%	6/1/38	6,160	5,067
	Hornbeck Offshore Services	1.625%	11/15/26	12,120	13,353
	Massey Energy Co.	3.250%	8/1/15	6,625	6,964
	Nabors Industries Ltd.	0.940%	5/15/11	7,725	8,015
	Parker Drilling	2.125%	7/15/12	3,785	3,657
[1]	Patriot Coal	3.250%	5/31/13	8,460	9,697
	Peabody Energy Corp.	4.750%	12/15/41	370	473
	Pennsylvania Virginia Co.	4.500%	11/15/12	7,170	9,814
	Pioneer Natural	2.875%	1/15/38	3,035	3,896
	St. Mary Land & Exploration	3.500%	4/1/27	14,900	15,757
	Superior Energy Services, Inc.	1.500%	12/15/26	7,170	8,496
[1]	Superior Energy Services, Inc.	1.500%	12/15/26	3,440	4,076
	Transocean Inc.	1.500%	12/15/37	15,300	15,740
	Transocean Inc.	1.500%	12/15/37	3,290	3,376
	Transocean Inc.	1.625%	12/15/37	12,740	13,202
	Trico Marine	3.000%	1/15/27	7,415	5,858
[1]	Trico Marine	6.500%	5/15/28	3,830	3,577
					196,941
Financials (1.8%)
	CapitalSource Inc.	7.250%	7/15/37	6,005	4,774
[1]	Prologis Inc.	2.250%	4/1/37	8,695	7,358

[1]	Rayonier TRS Holdings Inc.	3.750%	10/15/12	5,160	5,160
					17,292
Health Care (24.6%)
[1]	Allergan, Inc.	1.500%	4/1/26	10,095	10,928
	Allergan, Inc.	1.500%	4/1/26	5,955	6,446
	Alpharma Inc.	2.125%	3/15/27	8,815	10,931
	American Medical Systems Holdings, Inc.	3.250%	7/1/36	3,790	4,051
	Amgen Inc.	0.125%	2/1/11	4,800	4,698
	Amgen Inc.	0.375%	2/1/13	8,370	8,140
	China Medical Technologies	4.000%	8/15/13	9,235	8,993
	Cubist Pharmaceuticals Inc.	2.250%	6/15/13	17,555	16,941
[1]	Cyberomnics Inc.	3.000%	9/27/12	5,265	4,429
	Five Star Quality Care Inc.	3.750%	10/15/26	4,645	2,781
	Genzyme Corp.	1.250%	12/1/08	4,345	4,942
[1]	Gilead Sciences Inc.	0.500%	5/1/11	18,180	25,884
	Gilead Sciences Inc.	0.500%	5/1/11	1,745	2,484
[1]	Health Management Assn.	3.750%	5/1/28	2,065	1,791
	Hologic Inc.	2.000%	12/15/37	17,250	14,080
[1]	Integra Lifesciences	2.375%	6/1/12	7,790	7,284
[1]	Inverness Medical Innovations Inc.	3.000%	5/15/16	8,400	8,410
	Invitrogen Corp.	1.500%	2/15/24	11,520	11,390
	Invitrogen Corp.	3.250%	6/15/25	4,705	5,023
	Kendle International Inc.	3.375%	7/15/12	3,515	4,315
	Lifepoint Hospital, Inc.	3.500%	5/15/14	5,270	4,743
	Medtronic Inc.	1.500%	4/15/11	7,400	8,020
[1]	Medtronic Inc.	1.500%	4/15/11	960	1,040
[1]	Nuvasive Inc.	2.250%	3/15/13	8,125	10,126
[1]	PSS World Medical Inc.	3.125%	8/1/14	6,200	6,510
	SFBC International, Inc.	2.250%	8/15/24	9,190	8,707
	Sonosite Inc.	3.750%	7/15/14	3,425	3,750
	Teva Pharmaceutical Financial	1.750%	2/1/26	21,510	24,414
	Thoratec Corp.	1.379%	5/16/34	3,075	2,583
	Valeant Pharmaceuticals International	3.000%	8/16/10	2,015	1,899
	Valeant Pharmaceuticals International	4.000%	11/15/13	1,170	1,072
[1]	Wilson Greatbatch	2.250%	6/15/13	6,010	5,274
					242,079
Industrials (13.0%)
[1]	AAR Corp.	1.625%	3/1/14	5,110	3,756
	AAR Corp.	1.750%	2/1/26	800	664
	Albany International Corp.	2.250%	3/15/26	2,355	2,146
[1]	Alliant Techsystems Inc.	2.750%	9/15/11	6,830	8,324
	AMR Corp.	4.500%	2/15/24	14,810	13,940
[1]	Barnes Group Inc.	3.375%	3/15/27	6,080	6,483
	Barnes Group Inc.	3.375%	3/15/27	2,490	2,655
	Covanta Holding	1.000%	2/1/27	10,915	11,925
	Energy Conversion Device	3.000%	6/15/13	5,055	5,238
[1]	General Cable Corp.	1.000%	10/15/12	13,680	11,970
	JA Solar Holdings Co. Ltd.	4.500%	5/15/13	5,990	5,271
	L-3 Communications Corp.	3.000%	8/1/35	13,772	16,234
	SunPower Corp.	0.750%	8/1/27	5,840	7,687
	Suntech Power Holdings	0.250%	2/15/12	3,171	3,647
[1]	Suntech Power Holdings	3.000%	3/15/13	11,380	15,078

	Triumph Group	2.625%	10/1/26	1,390	1,640
	UAL Corp.	4.500%	6/30/21	7,235	4,106
[1]	Waste Connections, Inc.	3.750%	4/1/26	4,200	5,008
	Waste Connections, Inc.	3.750%	4/1/26	2,280	2,719
					128,491
Information Technology (14.4%)
[1]	Alliance Data System Co.	1.750%	8/1/13	6,290	6,203
	Arris Group, Inc.t.	2.000%	11/15/26	6,805	5,901
	CACI International Inc.	2.125%	5/1/14	5,175	5,628
[1]	CACI International Inc.	2.125%	5/1/14	1,600	1,740
	Ciena Corp.	0.250%	5/1/13	20,720	15,203
	CSG Systems International Inc.	2.500%	6/15/24	1,245	1,156
	Equinix Inc.	2.500%	4/15/12	17,910	17,283
	Equinix Inc.	3.000%	10/15/14	2,555	2,488
	FEI Co.	2.875%	6/1/13	5,620	6,330
	Flextronics International Ltd.	1.000%	8/1/10	12,040	11,197
	Informatica Corp.	3.000%	3/15/26	4,775	5,157
[1]	Lawson Software Inc.	2.500%	4/15/12	9,355	9,016
	Lawson Software Inc.	2.500%	4/15/12	3,705	3,571
[1]	Magma Design Automation Inc.	2.000%	5/15/10	2,926	2,359
	Magma Design Automation Inc.	2.000%	5/15/10	235	189
[1]	Netapp Inc.	1.750%	6/1/13	12,170	12,429
	ON Semiconductor	2.625%	12/15/26	19,850	22,356
	Symantec Corp.	0.750%	6/15/11	8,760	11,016
[1]	Synnex Corp.	4.000%	5/15/18	2,440	2,504
					141,726
Materials (0.4%)
[1]	Kinross Gold	1.750%	3/15/28	4,970	4,473
Telecommunication Services (1.5%)
	Globalstar	5.750%	4/1/28	2,040	1,609
	Nii Holdings	3.125%	6/15/12	300	257
[1]	SBA Communications Corp.	1.875%	5/1/13	13,315	13,332
					15,198
Total Convertible Bonds (Cost $858,094)					831,839
					Market
					Value
				Shares	($000
Convertible Preferred Stocks (11.7%)
Financials (8.4%)
	American International Group, Inc.	8.500%		167,000	8,325
	Aspen Insurance Holdings, Ltd.	5.625%		165,460	8,438
	Bank of America Corp	7.250%		31,850	28,904
	CIT Group Inc.	8.750%		335,200	17,766
	Citigroup Inc.	6.500%		272,600	11,620
	KeyCorp	7.750%		57,300	5,728
	Lehman Brothers Holdings	7.250%		3,590	2,333
					83,114
Health Care (2.0%)
[3]	Inverness Medical Innovations Inc.	3.000%		56,532	13,794

	Schering-Plough Corp.	6.000%	29,800	5,513
				19,307
Industrials (0.3%)
	Continental Airlines Financial Trust	6.000%	115,000	2,724
Telecommunication Services (1.0%)
	Crown Castle International Corp.	6.250%	187,700	10,277
Total Convertible Preferred Stocks (Cost $129,418)				115,422
Temporary Cash Investment (3.6%)
[4]	Vanguard Market Liquidity Fund (Cost $34,869)	2.389%	34,868,787	34,869
Total Investments (99.7%) (Cost $1,022,381)				982,130
Other Assets and Liabilities-Net (0.3%)				3,139
Net Assets (100%)				985,269

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities was $237,649,000, representing 24.1% of net assets.

2 Represents shares in thousands.

3 New issue that has not paid a dividend as of August 31, 2008.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2008, the cost of investment securities for tax purposes was $1,022,381,000. Net unrealized depreciation of investment securities for tax purposes was $40,251,000, consisting of unrealized gains of $34,988,000 on securities that had risen in value since their purchase and $75,239,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2008, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1- Quoted prices	157,444
Level 2- Other significant observable inputs	824,686
Level 3- Significant unobservable inputs	—
Total	982,130

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	October 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	October 14, 2008

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	/s/ THOMAS J. HIGGINS* THOMAS J. HIGGINS TREASURER

Date:	October 14, 2008

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.